Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE TAX FREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000352667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2013
Prospectus Date	rr_ProspectusDate	Oct. 30, 2013
Touchstone Ohio Tax-Free Bond Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Bond Fund | Ohio Tax-Free Bond Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHAX
Touchstone Ohio Tax-Free Bond Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Bond Fund | Ohio Tax-Free Bond Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHCX
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund | Ohio Tax-Free Money Market Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHXX
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund | Ohio Tax-Free Money Market Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIOXX
Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund | Tax-Free Money Market Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFXX
Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund | Tax-Free Money Market Fund Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTSXX